Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	ARTHUR J. GALLAGHER & CO.
Entity Incorporation State Country Code	DE
Entity File Number	1-09761
Entity Tax Identification Number	36-2151613
Entity Address, Address Line One	2850 Golf Road
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	630
Local Phone Number	773-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	AJG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000354190